Segment, Product and Geographic Information - Segment revenues from customers in different geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 671,835	$ 723,605	$ 685,167
China [Member]
Disclosure of operating segments [line items]
Revenue	472,372	480,392	421,208
Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	129,257	168,122	176,951
Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	68,779	72,294	67,779
Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	1,427	2,797	19,229
Driver IC [Member]
Disclosure of operating segments [line items]
Revenue	544,727	586,258	529,847
Driver IC [Member] | China [Member]
Disclosure of operating segments [line items]
Revenue	421,729	419,249	353,505
Driver IC [Member] | Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	90,971	136,526	146,302
Driver IC [Member] | Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	31,861	30,483	30,040
Driver IC [Member] | Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	166	0	0
Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	127,108	137,347	155,320
Non-driver products [Member] | China [Member]
Disclosure of operating segments [line items]
Revenue	50,643	61,143	67,703
Non-driver products [Member] | Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	38,286	31,596	30,649
Non-driver products [Member] | Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	36,918	41,811	37,739
Non-driver products [Member] | Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	$ 1,261	$ 2,797	$ 19,229